WARRANTS (Details Narrative) - USD ($)	1 Months Ended					3 Months Ended
	Apr. 21, 2021	Mar. 26, 2021	Mar. 22, 2021	Jan. 19, 2021	Nov. 30, 2020	Mar. 31, 2021	Mar. 25, 2021
Warrants issued	$ 37,456					$ 969,849
Cashless warrants	40,000
Exercise price				$ 1.00	$ 1.00		$ 2.00
Five-Year Common Stock [Member]
Warrants issued		$ 16,971	$ 116,667	$ 100,000	$ 350,000
Exercise price		$ 3.30	$ 1.50	$ 1.00	$ 1.00
Five-Year Common Stock One [Member]
Warrants issued			$ 116,667		$ 40,000
Exercise price			$ 2.00		$ 0.264